Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 11 – Cash and cash equivalents

(In $ millions)	June 30, 2018	December 31, 2017
Cash and cash equivalents	809	1,255
Restricted cash(1)	409	104

Total	1,218	1,359

(1)

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.